SUMMARY OF MATERIAL ACCOUNTING POLICIES - Joint Arrangements and Interest in Associates (Details)		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022	Feb. 27, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
592 Sherbourne LP (The Selby)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					15.00%	15.00%
Proportion of voting rights held in associate					50.00%
57 Spadina LP (The Taylor)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %			30.00%	30.00%	30.00%	30.00%
Proportion of voting rights held in associate					50.00%
THPAS Development JV-2 LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					20.00%
Proportion of voting rights held in associate					50.00%
WDL 3/4/7 LP (Cherry House)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					33.00%	33.00%
Proportion of voting rights held in joint venture					33.00%
WDL 8 LP (Maple House)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					33.00%	33.00%
Proportion of voting rights held in joint venture					33.00%
WDL 20 LP (Oak House)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					33.00%	33.00%
Proportion of voting rights held in joint venture					33.00%
DKT B10 LP (Birch House)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					33.00%	33.00%
Proportion of voting rights held in joint venture					33.00%
6-8 Gloucester LP (The Ivy)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					47.00%	47.00%
Proportion of voting rights held in joint venture					50.00%
Queen Ontario LP (ROQ City)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture	30.00%				10.00%	10.00%
Proportion of voting rights held in joint venture					50.00%
Symington LP (The Spoke)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					10.00%	10.00%
Proportion of voting rights held in joint venture					50.00%
KT Housing Now Six Points LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture					50.00%
Proportion of voting rights held in joint venture					50.00%
Tricon Housing Partners US LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					68.00%
Proportion of voting rights held in associate					68.00%
Tricon Housing Partners US Syndicated Pool II LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					20.00%
Proportion of voting rights held in associate					50.00%
Remaining extension period (years)					2 years
Tricon Housing Partners US II LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					8.00%
Proportion of voting rights held in associate					50.00%
Tricon Housing Partners US II LP | Extension Received from Limited Partners
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Remaining extension period (years)		1 year
Tricon Housing Partners Canada III LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					10.00%
Proportion of voting rights held in associate					50.00%
CCR Texas Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					10.00%
Proportion of voting rights held in associate					50.00%
Remaining extension period (years)					1 year
Vistancia West Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					7.00%
Proportion of voting rights held in associate					50.00%
Conroe CS Texas Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					10.00%
Proportion of voting rights held in associate					50.00%
Arantine Hills Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					7.00%
Proportion of voting rights held in associate					50.00%
AHEquity I LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					9.00%
Proportion of voting rights held in associate					50.00%
Viridian Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					18.00%
Proportion of voting rights held in associate					50.00%
Remaining extension period (years)					1 year
McKinney Project Equity LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					44.00%
Proportion of voting rights held in associate					50.00%
THPAS Holdings JV-1 LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest %					11.00%
Proportion of voting rights held in associate					50.00%